LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long Term Prepayments Deposits And Other Assets [Abstract]
Amortization expenses of other long-term assets	$ 11,715	$ 7,124	$ 5,985